ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	March 31,	December 31,
	2022	2021
Accrued consulting and outside services	$742,900	$467,100
Accrued compensation	293,700	273,900
Total	$1,036,600	$741,000

	December 31,	December 31,
	2021	2020
Accrued consulting and outside services	$467,100	$143,200
Accrued compensation	273,900	191,000
Total	$741,000	$334,200